Related parties - Summary of Transactions And Balances With Subsidiaries Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Interest income	$ 5,296,398,124	$ 6,177,814,220	$ 9,120,817,921
Fee and commission income	(873,504,172)	(721,987,819)	(728,596,716)
Interest expense	2,578,698,783	2,324,816,251	4,459,404,994
Fee and commission expense	(364,482,949)	(350,254,964)	(330,541,540)
Exchange differences, net	193,086,874	71,873,198	601,886,838
Other operating income	249,179,345	187,838,081	192,640,163
Other operating expenses	(767,996,198)	(646,127,369)	(752,265,130)
Subsidiaries
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Interest income	82,405,149	59,609,456	79,119,558
Fee and commission income	(988,240)	(4,139,600)	(10,311,764)
Interest expense	80,907	124,501	120,715
Fee and commission expense	(13,501,898)	(8,613,543)	(10,130,619)
Exchange differences, net	2,166	3,119	77
Other operating income	5,447,576	4,010,423	4,632,774
Other administrative expenses	(1,589,081)	(730,310)	(2,712,062)
Other operating expenses	(78)	(546)	$ 0
Loans and advances
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	292,111,647	133,512,577
Derivatives (Assets)
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	76,325	0
Other debt securities
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	654,930	0
Deposits
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	75,657,673	47,029,465
Other liabilities
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	6,642,821	2,209,923
Debt securities issued
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	150,228	0
Interest rate swaps
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	4,111,111	0
Securities in custody
Disclosure Of Transactions And Balances Except key Management Personnel 1 [Line Items]
Balances with subsidiaries	$ 2,138,644	$ 1,363,221